Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Income Tax Expense Abstract
Current income tax expense	$ 396,831	$ 431,139	$ 114,958
Deferred income tax expense/(benefit)	(37,945)	0	0
Total	$ 358,886	$ 431,139	$ 114,958